Acquisitions and business divestments - Divestments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business divestments
Proceeds from divestments of consolidated businesses, net of transaction costs	$ 605.0
Net gains relating to divestments of consolidated businesses, net of transaction costs	252.0	$ 0.0	$ 0.0
Loss of retained obligations changes	$ (94.0)